Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 South Deep Gold Mine Year	Dec. 31, 2011 South Deep Gold Mine Year 2012	Dec. 31, 2011 South Deep Gold Mine Year 2013	Dec. 31, 2011 South Deep Gold Mine After fiscal 2013	Dec. 31, 2011 South Africa Rand South Deep Gold Mine Year 2012	Dec. 31, 2011 South Africa Rand South Deep Gold Mine Year 2013	Dec. 31, 2011 South Africa Rand South Deep Gold Mine After fiscal 2013	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine Year 2012	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine Year 2013	Dec. 31, 2011 U.S. Dollar South Deep Gold Mine After fiscal 2013
Goodwill [Line Items]
Long-term gold price						400,000	385,000	375,000	1,700	1,600	1,500
Exchange rate			R7.32 to $1.00	R7.48 to $1.00	R7.78 to $1.00
South Deep life of mine (in years)		69
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	5.10%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	6.20%